Investment Strategy - The Investment House ETF	Jun. 10, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing primarily in equity securities of small-, mid- and large-capitalization companies that The Investment House LLC (the “Sub-Adviser”), the Fund’s sub-adviser, believes have the potential for long term growth. The Fund defines equity securities to include common stock, depositary receipts (e.g. American Depositary Receipts (“ADRs”)), and ETFs that principally invest in equity securities. The Fund may, at times, have exposure to foreign companies through its investments in ADRs.
The central premise of the Fund’s investment style is “growth at a reasonable price” or “GARP.” The Fund usually invests in a portfolio of equity securities that are chosen through in-depth fundamental analysis of a company’s financial reports and other public records (e.g., earnings call transcripts, SEC filings, independent research reports, and investor presentations). The Sub-Adviser considers companies for investment that exhibit all or some of the following characteristics:
●    Strong earnings growth
●    Reasonable valuations
●    Quality management
●    Financial strength and stability
The Sub-Adviser believes that companies that demonstrate one or more of these characteristics are more likely to generate long-term stock price appreciation.
Following the screening process, the Sub-Adviser will select a portfolio of companies that it believes offer the highest long term growth potential and are trading at reasonable valuations. The range of securities held by the Fund may vary over time and the Fund is not managed relative to a particular securities index or securities benchmark. Rather, the Sub-Adviser makes investment recommendations based on the results of its fundamental research processes.
The Sub-Adviser seeks to identify long-term investments. The Sub-Adviser may sell a security if it no longer aligns with its investment criteria due to such things as a potential threat to the company’s competitive advantage, a material change to a company’s management team, or a degradation in its prospects for long-term earnings growth. The Sub-Adviser may also sell a security if it is believed by the Sub-Adviser to be overvalued or if a more attractive investment opportunity exists.
The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors. The Fund is expected to have significant exposure to the Information Technology and Communication Services sectors. The Fund’s sector exposures may change over time.